Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0000918608
Registrant Name	ELDORADO GOLD CORP /FI
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES